Investments: Embedded Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Details
Embedded Derivatives, Assets	$ 651,452		$ 651,452		$ 471,192
Embedded Derivatives, Liabilities	651,452		651,452		$ 471,192
Embedded Derivatives, Increase (Decrease) in fair value	$ 97,405	$ 27,800	$ 107,915	$ 86,695